CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash	$ 329,642	¥ 2,294,904	¥ 1,968,351
Restricted cash	9,505	66,169	5,770
Short-term investments	1,098,234	7,645,686	6,865,886
Accounts receivable (net of allowance for doubtful accounts of RMB11,014 and RMB21,952 as of December 31, 2018 and 2019, respectively)	38,271	266,437	230,065
Prepayments and other current assets	96,126	669,208	606,918
Total current assets	1,571,778	10,942,404	9,676,990
Non-current assets:
Long-term investments	212,954	1,482,544	729,095
Property and equipment, net	39,061	271,932	527,020
Goodwill	148,830	1,036,124	1,036,124
Intangible assets, net	29,182	203,162	244,446
Right-of-use assets	46,081	320,809
Other long-term assets	1,497	10,420	9,736
Deferred tax assets	3,181	22,147	15,005
Total non-current assets	480,786	3,347,138	2,561,426
Total assets	2,052,564	14,289,542	12,238,416
Current liabilities (including amounts of the consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries of RMB99,691 and RMB95,671 as of December 31, 2018 and 2019, respectively):
Accounts payable	6,911	48,114	49,881
Salary and employee related accrual	23,381	162,775	164,134
Taxes payable	38,438	267,596	191,793
Advance from customers	159,229	1,108,518	1,126,300
Convertible senior notes			1,725,182
Lease liabilities, current	5,001	34,817
Other payables and accruals	174,041	1,211,642	952,178
Total current liabilities	407,001	2,833,462	4,209,468
Non-current liabilities (including amounts of the consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries of RMB114,897 and RMB109,909 as of December 31, 2018 and 2019, respectively):
Lease liabilities, non-current	7,292	50,763
Deferred tax liabilities	30,783	214,307	210,752
Total non-current liabilities	38,075	265,070	210,752
Total liabilities	445,076	3,098,532	4,420,220
Commitments and contingencies
Mezzanine equity:
Redeemable non-controlling interests	31,166	216,974	225,645
Shareholders' equity:
Common shares (US$0.0001 par value per share; 500,000,000 shares authorized, 61,874,716 and 66,784,688 shares issued and outstanding as of December 31, 2018 and 2019, respectively)	8	53	50
Additional paid-in capital	704,052	4,901,466	2,055,036
Statutory reserves	2,575	17,930	17,279
Accumulated other comprehensive income	36,560	254,524	254,185
Retained earnings	829,435	5,774,358	5,242,691
Total 51job, Inc. shareholders' equity	1,572,630	10,948,331	7,569,241
Non-controlling interests	3,692	25,705	23,310
Total equity	1,576,322	10,974,036	7,592,551
Total liabilities, mezzanine equity and equity	$ 2,052,564	¥ 14,289,542	¥ 12,238,416